INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryover	$ 9,812,057	$ 6,694,996
Stock based compensation	7,461,894	6,940,860
Stock held for sale		(1,131,290)
Depreciable and depletable assets	(469,134)	1,145,470
Mining explorations	620,492	836,910
Capital loss carryforward	1,482,863	271,490
Other	(6,800)	(228,780)
Less: valuation allowance	(18,914,972)	(14,529,656)
Net deferred tax asset
Increase in valuation allowance	$ 4,400,000